UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-01608

Franklin High Income Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)           (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/16

Item 1. Reports to Stockholders.

Semiannual Report
and Shareholder Letter
November 30, 2016

FRANKLIN TEMPLETON
INVESTMENTS

Franklin High Income Fund

A SERIES OF FRANKLIN HIGH INCOME TRUST

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Contents

Semiannual Report
Franklin High Income Fund	3
Performance Summary	6
Your Fund’s Expenses	8
Financial Highlights and Statement of Investments	9
FinancialStatements	24
Notes to Financial Statements	28
Shareholder Information	39

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Franklin High Income Fund

We are pleased to bring you Franklin High Income Fund’s semiannual report for the period ended November 30, 2016.

Your Fund’s Goals and Main Investments

The Fund seeks a high level of current income, with a secondary goal of capital appreciation, by investing predominantly in high yield, lower rated debt securities and preferred stocks.

Performance Overview

The Fund’s Class A shares had a +9.00% cumulative total return for the six months under review. In comparison, the benchmark Credit Suisse (CS) High Yield Index, which tracks the high yield debt market, returned +7.38%.1 The Fund’s peers had a +5.22% total return, as measured by the Lipper High Yield Funds Classification Average, which consists of funds chosen by Lipper that aim at high relative current yield from fixed income securities.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy strengthened during the six months under review. The economy grew at a faster pace in 2016’s third quarter than in the second quarter, mainly due to personal consumption expenditures, exports, private inventory investment, federal government spending and nonresidential fixed investment. Manufacturing conditions remained volatile but generally expanded, and the services sector continued to grow. The unemployment rate declined from 4.7% in May to

*Includes common, convertible preferred stocks, escrows and litigation trusts as well as other equity investments.

4.6% at period-end.3 Monthly retail sales were volatile, but grew during most of the review period. Inflation, as measured by the Consumer Price Index, remained relatively subdued for most of the period, but rose during the second half.

The U.S. Federal Reserve (Fed) kept its target interest rate at 0.25–0.50% at its November meeting, while setting the stage for an interest rate hike in December. The Fed members generally agreed that it would be appropriate to raise the federal funds rate in the near term, as long as data continue to provide evidence of economic resilience.

The 10-year Treasury yield, which moves inversely to price, shifted throughout the period. It rose from 1.84% on May 31, 2016, to a period high of 2.37% on Nov 30, 2016. However, negative interest rates in Japan and Europe and central banks’ purchases of government bonds pushed down the Treasury yield during certain periods. The U.K.’s historic referendum to leave the European Union in June 2016 (also known as “Brexit”) also boosted safe haven buying by investors. The Treasury yield reached a period low of 1.37% in early July. The yield rose in October, due to positive economic data and signals from the Fed on the possibility of an increase in interest rates in the near term. Additionally, in November, the U.S. Treasury

1. Source: Credit Suisse Group.
2. Source: Lipper, a Thomson Reuters Company. For the six-month period ended 11/30/16, this category consisted of 692 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 14.

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yield further increased, amid a bond market selloff, based on investor expectations that possible expansionary fiscal policies under the new U.S. President Donald Trump could lead to a stronger economy and higher inflation.

Dividend Distributions*
6/1/16–11/30/16
		Dividend per Share (cents)
					Advisor
Month	Class A	Class C	Class R	Class R6	Class
June	0.93	0.85	0.87	0.99	0.95
July	0.93	0.85	0.87	0.99	0.95
August	0.93	0.85	0.87	0.99	0.95
September	0.93	0.85	0.87	0.97	0.95
October	0.83	0.75	0.77	0.87	0.85
November	0.83	0.75	0.77	0.87	0.85
Total	5.38	4.90	5.02	5.68	5.50

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Top 10 Holdings by Issuer*
11/30/16
Company	% of Total
Sector/Industry	Net Assets
Sprint Communications Inc.	2.5%
Telecommunication Services
CIT Group Inc.	2.3%
Banks
HCA Inc.	2.0%
Health Care Equipment & Services
Navient Corp.	1.5%
Diversified Financials
Valeant Pharmaceuticals International Inc.	1.5%
Pharmaceuticals, Biotechnology & Life Sciences
First Data Corp.	1.4%
Software & Services
T-Mobile USA Inc.	1.3%
Telecommunication Services
CenturyLink Inc.	1.2%
Telecommunication Services
CSC Holdings LLC	1.2%
Media
Sabine Pass Liquefaction LLC	1.2%
Energy
*Securities are listed by issuer, which may appear by another name in the SOI.

Investment Strategy

We are disciplined, fundamental investors who mainly rely on our analysts’ in-depth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer’s creditworthiness, we consider the issuer’s experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition.

Manager’s Discussion

Over the past six months, market volatility was largely driven by uncertainty surrounding potential U.S. Fed action, commodity prices, Britain’s vote to exit the European Union and the U.S. presidential election. In this environment, both fixed income and equity markets were significantly affected by the prevailing investor sentiment.

Focusing on the high yield corporate bond market, over the period we saw a reversal of the negative trend in commodity prices that was a significant headwind for performance for most of 2015 and the early months of 2016. Despite periods of global uncertainty surrounding Brexit and the U.S. election, high yield mutual fund flows ended the period flat. Overall, yield spreads to comparable Treasuries contracted from 6.5% to 5.2% by period-end.

Fundamentally, with the improvement in commodity prices over the period, earnings and credit quality trends for the energy and metals and mining sectors vastly improved from February levels. As we expected, with many commodity companies seeking to reduce debt on their balance sheets and strengthen liquidity in the face of lower cash flow and earnings prospects, energy and metals and mining sector defaults drove overall default rates to a peak high in August before reversing for the remainder of the period. The rebound in many commodity prices that occurred in late February created a positive trend that generally continued over the period and resulted in strong performance for the commodity sectors and the high yield market overall.

In other areas, the fundamental outlook for the remainder of the high yield corporate market continued to be supportive. Although spreads tightened over the last year for many non-commodity related issuers, given the prospect for more stable credit fundamentals, we still saw what we considered attractive relative value across many of these industries.

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FRANKLIN HIGH INCOME FUND

Outside of energy, our largest industry weightings at period-end were in the health care, telecommunication services and information technology sectors.4 However, given the Fund’s positioning in energy-related issuers, the Fund held a higher risk stance at period-end.

Looking at sectors that drove the Fund’s relative performance, the Fund’s heavier exposure to metals and mining was a significant contributor.5 Within our metals and mining exposure, we generally sought issuers that we assessed could weather a prolonged period of lower commodity price volatility. Many of the companies we owned implemented cost-cutting measures and refocused their efforts on core businesses. These efforts were successful, and commodity prices rebounded based on renewed investor optimism about global growth. The Fund’s allocation to the wireless industry also aided relative performance, as the market rewarded certain companies that were able to grow their subscription bases.6

Some of the Fund’s industry allocations marginally hurt relative performance during the period. For example, the Fund held overweighted exposures in the food, beverage, and tobacco and containers and packaging industries.7 As these industries are considered relatively defensive, the Fund’s heavier weighting in these industries detracted from relative performance as more speculative exposures generally outperformed over the period.

Thank you for your continued participation in Franklin High Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. The health care sector comprises health care equipment and services and pharmaceuticals, biotechnology and life sciences in the SOI. The information technology sector comprises semiconductors and semiconductor equipment, software and services, technology hardware and equipment in the SOI.
5. Metals and mining is part of materials in the SOI.
6. Wireless is in telecommunication services in the SOI.
7. Containers and packaging is part of materials in the SOI.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN HIGH INCOME FUND

Performance Summary as of November 30, 2016

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]		Total Return[3]
A
6-Month	+9.00%		+4.18%
1-Year	+12.08%		+7.16%
5-Year	+32.63%		+4.95%
10-Year	+78.07%		+5.50%
Advisor
6-Month	+8.44%		+8.44%
1-Year	+12.25%		+12.25%
5-Year	+33.54%		+5.96%
10-Year	+80.47%		+6.08%

30-Day Standardized Yield[5]
Distribution
Share Class	Rate[4]	(with waiver)	(without waiver)
A	5.21%	5.48%	5.48%
Advisor	5.57%	5.89%	5.89%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Net Asset Value
Share Class (Symbol)	11/30/16	5/31/16	Change
A (FHAIX)	$1.83	$1.73	+$0.10
C (FCHIX)	$1.85	$1.75	+$0.10
R (FHIRX)	$1.86	$1.76	+$0.10
R6 (FHRRX)	$1.82	$1.73	+$0.09
Advisor (FVHIX)	$1.83	$1.74	+$0.09

Distributions[6] (6/1/16–11/30/16)
	Dividend
Share Class	Income
A	$0.0538
C	$0.0490
R	$0.0502
R6	$0.0568
Advisor	$0.0550

Total Annual Operating Expenses[7]
Share Class	With Waiver	Without Waiver
A	0.78%	0.79%
Advisor	0.63%	0.64%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. In addition, interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The
Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through at least the Fund’s current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor class) per share on 11/30/16.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN HIGH INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 6/1/16	Value 11/30/16	6/1/16–11/30/16[1,2]	Value 11/30/16	6/1/16–11/30/16[1,2]	Ratio[2]
A	$1,000	$1,090.00	$4.14	$1,021.11	$4.00	0.79%
C	$1,000	$1,086.10	$6.75	$1,018.60	$6.53	1.29%
R	$1,000	$1,086.30	$5.96	$1,019.35	$5.77	1.14%
R6	$1,000	$1,086.00	$2.51	$1,022.66	$2.43	0.48%
Advisor	$1,000	$1,084.40	$3.34	$1,021.86	$3.24	0.64%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Financial Highlights
Franklin High Income Fund
	Six Months Ended
	November 30, 2016		Year Ended May 31,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$1.73	$2.01	$2.15	$2.12	$1.97	$2.05
Income from investment operations[a]:
Net investment income[b]	0.05	0.11	0.12	0.13	0.13	0.14
Net realized and unrealized gains (losses)	0.10	(0.27)	(0.14)	0.03	0.16	(0.07)
Total from investment operations	0.15	(0.16)	(0.02)	0.16	0.29	0.07
Less distributions from net investment income.	(0.05)	(0.12)	(0.12)	(0.13)	(0.14)	(0.15)
Net asset value, end of period	$1.83	$1.73	$2.01	$2.15	$2.12	$1.97

Total return[c]	9.00%	(8.08)%	(0.83)%	8.01%	15.24%	3.64%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.80%	0.78%	0.76%	0.76%	0.76%	0.76%
Expenses net of waiver and payments by
affiliates[e]	0.79%	0.77%	0.76%[f]	0.76%[f]	0.76%	0.76%
Net investment income	5.31%	6.15%	5.76%	6.10%	6.49%	7.16%

Supplemental data
Net assets, end of period (000’s)	$2,775,161	$2,745,474	$3,611,985	$4,058,942	$3,920,619	$2,979,160
Portfolio turnover rate.	18.39%	18.58%	34.67%	29.33%	28.89%	22.52%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN HIGH INCOME TRUST
FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)
	Six Months Ended
	November 30, 2016		Year Ended May 31,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$1.75	$2.03	$2.17	$2.13	$1.99	$2.07
Income from investment operations[a]:
Net investment income[b]	0.04	0.10	0.11	0.12	0.13	0.13
Net realized and unrealized gains (losses)	0.11	(0.27)	(0.14)	0.04	0.14	(0.07)
Total from investment operations	0.15	(0.17)	(0.03)	0.16	0.27	0.06
Less distributions from net investment income.	(0.05)	(0.11)	(0.11)	(0.12)	(0.13)	(0.14)
Net asset value, end of period	$1.85	$1.75	$2.03	$2.17	$2.13	$1.99

Total return[c]	8.61%	(8.46)%	(1.32)%	7.90%	13.99%	3.09%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.30%	1.28%	1.26%	1.26%	1.26%	1.26%
Expenses net of waiver and payments by
affiliates[e]	1.29%	1.27%	1.26%[f]	1.26%[f]	1.26%	1.26%
Net investment income	4.81%	5.65%	5.26%	5.60%	5.99%	6.66%

Supplemental data
Net assets, end of period (000’s)	$569,062	$563,218	$784,613	$907,458	$814,757	$580,850
Portfolio turnover rate.	18.39%	18.58%	34.67%	29.33%	28.89%	22.52%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN HIGH INCOME TRUST
FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)
	Six Months Ended
	November 30, 2016		Year Ended May 31,
	(unaudited)	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$1.76	$2.04	$2.18	$2.14	$2.00	$2.08
Income from investment operations[a]:
Net investment income[b]	0.05	0.10	0.11	0.12	0.13	0.14
Net realized and unrealized gains (losses)	0.10	(0.27)	(0.14)	0.04	0.14	(0.08)
Total from investment operations	0.15	(0.17)	(0.03)	0.16	0.27	0.06
Less distributions from net investment income.	(0.05)	(0.11)	(0.11)	(0.12)	(0.13)	(0.14)
Net asset value, end of period	$1.86	$1.76	$2.04	$2.18	$2.14	$2.00

Total return[c]	8.63%	(8.27)%	(1.16)%	8.02%	14.05%	3.25%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.15%	1.13%	1.11%	1.11%	1.11%	1.11%
Expenses net of waiver and payments by
affiliates[e]	1.14%	1.12%	1.11%[f]	1.11%[f]	1.11%	1.11%
Net investment income	4.96%	5.80%	5.41%	5.75%	6.14%	6.81%

Supplemental data
Net assets, end of period (000’s)	$202,480	$227,440	$323,397	$363,756	$335,335	$263,425
Portfolio turnover rate.	18.39%	18.58%	34.67%	29.33%	28.89%	22.52%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN HIGH INCOME TRUST
FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)
	Six Months Ended
	November 30, 2016		Year Ended May 31,
	(unaudited)	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.73	$2.01	$2.15	$2.12	$2.14
Income from investment operations[b]:
Net investment income[c]	0.05	0.11	0.12	0.13	0.01
Net realized and unrealized gains (losses)	0.10	(0.27)	(0.13)	0.04	(0.03)
Total from investment operations	0.15	(0.16)	(0.01)	0.17	(0.02)
Less distributions from net investment income	(0.06)	(0.12)	(0.13)	(0.14)	—
Net asset value, end of period	$1.82	$1.73	$2.01	$2.15	$2.12

Total return[d]	8.60%	(7.78)%	(0.57)%	8.27%	(0.93)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.49%	0.47%	0.47%	0.49%	0.48%
Expenses net of waiver and payments by affiliates[f]	0.48%	0.46%	0.47%[g]	0.49%[g]	0.48%
Net investment income	5.62%	6.46%	6.05%	6.37%	6.78%

Supplemental data
Net assets, end of period (000’s)	$28,503	$37,872	$81,133	$35,633	$298
Portfolio turnover rate	18.39%	18.58%	34.67%	29.33%	28.89%

aFor the period May 1, 2013 (effective date) to May 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN HIGH INCOME TRUST
				FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)
	Six Months Ended
	November 30, 2016		Year Ended May 31,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$1.74	$2.01	$2.15	$2.12	$1.98	$2.06
Income from investment operations[a]:
Net investment income[b]	0.05	0.11	0.12	0.13	0.14	0.14
Net realized and unrealized gains (losses)	0.10	(0.26)	(0.14)	0.04	0.14	(0.07)
Total from investment operations	0.15	(0.15)	(0.02)	0.17	0.28	0.07
Less distributions from net investment income.	(0.06)	(0.12)	(0.12)	(0.14)	(0.14)	(0.15)
Net asset value, end of period	$1.83	$1.74	$2.01	$2.15	$2.12	$1.98

Total return[c]	8.44%	(7.39)%	(0.69)%	8.15%	14.81%	3.79%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.65%	0.63%	0.61%	0.61%	0.61%	0.61%
Expenses net of waiver and payments by
affiliates[e]	0.64%	0.62%	0.61%[f]	0.61%[f]	0.61%	0.61%
Net investment income	5.46%	6.30%	5.91%	6.25%	6.64%	7.31%

Supplemental data
Net assets, end of period (000’s)	$412,173	$526,634	$1,443,439	$1,720,196	$1,275,166	$857,927
Portfolio turnover rate.	18.39%	18.58%	34.67%	29.33%	28.89%	22.52%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

FRANKLIN HIGH INCOME TRUST

Statement of Investments, November 30, 2016 (unaudited)
Franklin High Income Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 1.7%
Consumer Services 0.0%†
Red Rock Resorts Inc., A	United States	5,447	$124,845
Energy 1.4%
[a,b,c] Goodrich Petroleum Corp	United States	1,069,250	9,455,356
[a,b,c] Goodrich Petroleum Corp., wts., 10/12/26.	United States	515,625	4,554,505
[a,d] Halcon Resources Corp	United States	1,889,580	15,755,713
[a] Halcon Resources Corp., wts., 9/09/20.	United States	145,844	363,152
[a] Midstates Petroleum Co. Inc	United States	11,378	229,267
[a,c] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	80,604	—
[a] Penn Virginia Corp	United States	138,170	5,941,310
[a,e] Penn Virginia Corp., 144A	United States	172,624	7,422,832
[a,b] Titan Energy LLC	United States	289,137	6,650,151
[a] W&T Offshore Inc	United States	3,404,000	5,752,760
			56,125,046
Materials 0.0%†
[a] Verso Corp., A	United States	83,362	445,987
[a] Verso Corp., wts., 7/25/23	United States	8,775	—
			445,987
Transportation 0.0%†
[a,c] CEVA Holdings LLC.	United States	3,364	420,527
Utilities 0.3%
[a] Vistra Energy Corp	United States	856,299	11,945,371
Total Common Stocks and Other Equity Interests
(Cost $178,207,813)			69,061,776

Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a,c] CEVA Holdings LLC, cvt. pfd., A-1	United States	134	45,560
[a,c] CEVA Holdings LLC, cvt. pfd., A-2	United States	7,283	1,638,589
Total Convertible Preferred Stocks (Cost $11,036,794)			1,684,149

		Principal
		Amount*

Convertible Bonds (Cost $5,425,783) 0.2%
Energy 0.2%
[b,c,f] Goodrich Petroleum Corp., senior secured note, second lien, PIK, cvt., 13.50%,
8/30/19	United States	$8,250,000	8,104,126
Corporate Bonds 92.7%
Automobiles & Components 1.4%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23.	United Kingdom	17,500,000	17,424,225
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	9,400,000	9,353,000
senior note, 5.125%, 11/15/23	United States	15,000,000	15,393,750
[e] International Automotive Components Group SA, senior secured note, 144A,
9.125%, 6/01/18	United States	14,000,000	12,705,000
			54,875,975

14 Semiannual Report

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FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Banks 4.1%
[g] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	$42,500,000	$43,350,000
CIT Group Inc.,
senior note, 5.375%, 5/15/20	United States	12,000,000	12,720,000
senior note, 5.00%, 8/15/22	United States	33,650,000	35,122,188
[g] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	45,000,000	44,550,000
[g] JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	5,000,000	4,987,500
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	9,900,000	9,649,530
Royal Bank of Scotland Group PLC,
sub. note, 6.125%, 12/15/22	United Kingdom	4,000,000	4,144,960
sub. note, 5.125%, 5/28/24	United Kingdom	10,000,000	9,721,850
			164,246,028
Capital Goods 3.8%
[e] CBC Ammo LLC/CBC FinCo Inc., senior note, 144A, 7.25%, 11/15/21.	Brazil	24,000,000	23,640,000
[e] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	6,100,000	6,481,250
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	30,000,000	29,475,000
[e] Cortes NP Acquisition Corp., senior note, 144A, 9.25%, 10/15/24	United States	36,500,000	37,138,750
[e] HD Supply Inc., senior note, 144A, 5.75%, 4/15/24	United States	9,500,000	9,737,500
Navistar International Corp., senior bond, 8.25%, 11/01/21.	United States	13,500,000	13,567,500
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	8,000,000	8,330,000
senior sub. bond, 6.50%, 5/15/25	United States	4,200,000	4,341,750
[e] senior sub. bond, 144A, 6.375%, 6/15/26	United States	8,200,000	8,384,500
senior sub. note, 6.00%, 7/15/22	United States	9,400,000	9,711,610
			150,807,860
Commercial & Professional Services 1.4%
[e] Acosta Inc., senior note, 144A, 7.75%, 10/01/22	United States	29,000,000	24,142,500
[c,h] Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24	United States	14,000,000	14,560,000
senior bond, 5.875%, 9/15/26	United States	9,600,000	9,864,000
senior bond, 5.50%, 5/15/27	United States	7,100,000	7,082,250
			55,649,655
Consumer Durables & Apparel 3.6%
[e] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	26,300,000	26,431,500
KB Home,
senior bond, 7.50%, 9/15/22	United States	23,000,000	24,610,000
senior note, 7.00%, 12/15/21	United States	10,000,000	10,637,500
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	33,600,000	31,752,000
[e] Taylor Morrison Communities Inc./Monarch Communities Inc.,
senior note, 144A, 5.875%, 4/15/23	United States	12,500,000	12,656,250
senior note, 144A, 5.625%, 3/01/24	United States	25,000,000	25,312,500
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	12,000,000	12,420,000
			143,819,750
Consumer Services 5.0%
[e] 1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 6.00%,
4/01/22	Canada	23,500,000	24,557,500
[e] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	30,000,000	25,200,000
[e,h] Fontainebleau Las Vegas, senior secured bond, first lien, 144A, 11.00%, 6/15/15	United States	20,000,000	3,000

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Semiannual Report 15

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Services (continued)
GLP Capital LP/GLP Financing II Inc., senior note, 5.375%, 4/15/26	United States	$11,500,000	$11,787,500
[e] International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	24,000,000	25,500,000
senior secured note, 144A, 6.25%, 2/15/22	United States	17,000,000	18,126,250
[e] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	15,600,000	15,795,000
senior note, 144A, 5.25%, 6/01/26	United States	17,700,000	17,832,750
[e] ROC Finance LLC/ROC Finance 1 Corp., senior secured note, first lien, 144A,
6.75%, 11/15/21	United States	20,100,000	20,200,500
[e] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	20,000,000	19,775,000
[e] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	21,500,000	21,688,125
			200,465,625
Diversified Financials 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
senior note, 4.625%, 10/30/20	Netherlands	5,800,000	6,046,877
senior note, 5.00%, 10/01/21	Netherlands	15,000,000	15,834,750
senior note, 4.625%, 7/01/22	Netherlands	13,400,000	13,861,161
E*TRADE Financial Corp., senior note, 4.625%, 9/15/23	United States	10,000,000	10,165,170
[e] MSCI Inc., senior note, 144A, 4.75%, 8/01/26	United States	9,700,000	9,506,000
Navient Corp.,
senior note, 4.875%, 6/17/19	United States	4,000,000	4,120,000
senior note, 5.00%, 10/26/20	United States	12,500,000	12,640,625
senior note, 5.875%, 3/25/21	United States	5,000,000	5,162,500
senior note, 6.625%, 7/26/21	United States	9,500,000	9,939,375
senior note, 7.25%, 9/25/23	United States	27,780,000	28,196,700
			115,473,158
Energy 12.1%
[e,h] Alpha Natural Resources Inc., second lien, 144A, 7.50%, 8/01/20	United States	25,000,000	1,312,500
[h] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%,
4/15/22	United States	33,800,000	22,899,500
California Resources Corp.,
[e] secured note, second lien, 144A, 8.00%, 12/15/22	United States	19,782,000	16,023,420
senior bond, 6.00%, 11/15/24	United States	850,000	527,000
senior note, 5.50%, 9/15/21	United States	411,000	267,150
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 7.75%, 4/15/23	United States	30,100,000	24,230,500
[e] senior note, 144A, 11.50%, 1/15/21	United States	6,800,000	7,769,000
CGG SA,
senior note, 6.50%, 6/01/21	France	17,100,000	7,182,000
senior note, 6.875%, 1/15/22	France	12,700,000	5,397,500
[h,i] Chaparral Energy Inc.,
senior bond, 8.25%, 9/01/21	United States	10,000,000	8,350,000
senior bond, 7.625%, 11/15/22	United States	6,700,000	5,577,750
senior note, 9.875%, 10/01/20	United States	4,500,000	3,735,000
[h,i] CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	10,000,000	3,000,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	37,800,000	17,907,750

16 Semiannual Report

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FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[e] Cheniere Corpus Christi Holdings LLC, senior secured note, 144A, 7.00%, 6/30/24	United States	$15,600,000	$16,779,672
CONSOL Energy Inc., senior note, 8.00%, 4/01/23	United States	25,000,000	25,625,000
Crestwood Midstream Partners LP/Crestwood Midstrean Finance Corp., senior note,
6.25%, 4/01/23	United States	17,000,000	17,340,000
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%, 8/15/22	United States	12,900,000	11,932,500
Energy Transfer Equity LP,
senior note, first lien, 7.50%, 10/15/20	United States	6,500,000	7,296,250
senior secured bond, first lien, 5.875%, 1/15/24	United States	15,000,000	15,562,500
senior secured bond, first lien, 5.50%, 6/01/27.	United States	17,900,000	17,620,402
[h] Energy XXI Gulf Coast Inc.,
senior note, 9.25%, 12/15/17	United States	26,000,000	3,510,000
[e] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	10,000,000	5,237,500
[e,f,i] EnQuest PLC, 144A, PIK, 7.00%, 4/15/22	United Kingdom	20,845,600	13,341,184
[h] EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	20,000,000	3,300,000
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	32,000,000	29,920,000
[e,h] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/20	United States	11,845,000	8,024,987
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	17,000,000	16,575,000
Memorial Production Partners LP/Memorial Production Finance Corp.,
senior note, 7.625%, 5/01/21	United States	12,400,000	4,557,000
senior note, 6.875%, 8/01/22	United States	8,000,000	2,870,000
[e] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	24,500,000	17,517,500
QEP Resources Inc., senior bond, 5.375%, 10/01/22	United States	14,000,000	13,720,000
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	22,000,000	23,485,000
first lien, 5.625%, 4/15/23	United States	13,300,000	14,031,500
senior secured note, first lien, 5.625%, 3/01/25	United States	10,000,000	10,462,500
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	7,000,000	6,685,000
senior note, 6.125%, 1/15/23	United States	8,000,000	7,040,000
[e,h] Triangle USA Petroleum Corp., senior note, 144A, 6.75%, 7/15/22	United States	20,000,000	5,000,000
[e,f] W&T Offshore Inc.,
second lien, 144A, PIK, 10.75%, 5/15/20	United States	9,182,750	6,307,844
senior secured note, third lien, 144A, PIK, 8.50%, 6/15/21	United States	8,000,000	3,831,659
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	5,300,000	4,862,750
senior note, 7.75%, 6/15/21	United States	10,000,000	9,812,500
senior note, 4.50%, 4/15/22	United States	8,500,000	7,437,500
senior note, 8.25%, 6/15/23	United States	19,600,000	19,232,500
WPX Energy Inc., senior note, 6.00%, 1/15/22	United States	10,000,000	10,296,900
			483,394,218
Food, Beverage & Tobacco 3.1%
[e] Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	7,900,000	7,998,750
[e] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	17,100,000	17,100,000
senior note, 144A, 8.25%, 2/01/20	United States	15,000,000	15,450,000
senior note, 144A, 7.25%, 6/01/21	United States	10,000,000	10,375,000
[e] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	13,900,000	13,900,000
senior note, 144A, 4.875%, 11/01/26	United States	13,800,000	13,765,500

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Semiannual Report 17

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Food, Beverage & Tobacco (continued)
[e] Post Holdings Inc.,
senior bond, 144A, 5.00%, 8/15/26.	United States	$33,000,000	$31,383,000
senior note, 144A, 6.75%, 12/01/21	United States	14,000,000	14,945,000
			124,917,250
Health Care Equipment & Services 5.3%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	6,300,000	6,300,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	20,000,000	15,850,000
senior note, 7.125%, 7/15/20	United States	13,300,000	9,443,000
senior note, 6.875%, 2/01/22	United States	4,600,000	3,093,500
senior secured note, 5.125%, 8/01/21.	United States	4,100,000	3,718,188
senior secured note, first lien, 5.125%, 8/15/18	United States	502,000	489,500
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	40,000,000	41,200,000
senior bond, 5.375%, 2/01/25	United States	7,000,000	6,860,000
senior secured bond, first lien, 5.25%, 4/15/25.	United States	11,000,000	11,110,000
senior secured note, first lien, 5.00%, 3/15/24	United States	20,000,000	20,100,000
[e] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	17,400,000	18,335,250
[e,j] New Amethyst Corp., senior note, 144A, 6.25%, 12/01/24	United States	10,300,000	10,686,250
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	6,700,000	6,829,812
senior note, 5.00%, 3/01/19	United States	10,700,000	10,245,250
senior note, 8.125%, 4/01/22	United States	20,000,000	18,350,000
senior note, 6.75%, 6/15/23	United States	13,700,000	11,747,750
[e] Vizient Inc., senior note, 144A, 10.375%, 3/01/24	United States	16,800,000	18,186,000
			212,544,500
Materials 11.9%
[e,f] ARD Finance SA, senior secured note, 144A, PIK, 7.125%, 9/15/23	Luxembourg	14,000,000	13,947,500
[e] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.00%, 6/30/21	Luxembourg	7,000,000	7,087,500
[k] senior secured note, 144A, FRN, 3.85%, 12/15/19	Luxembourg	4,700,000	4,794,000
[e] Axalta Coating Systems LLC, senior note, 144A, 4.875%, 8/15/24.	United States	9,600,000	9,576,000
[e] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	27,500,000	27,810,750
[e] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	5,800,000	5,805,017
[e] Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	30,000,000	29,240,400
senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	7,000,000	6,934,690
The Chemours Co.,
senior bond, 7.00%, 5/15/25	United States	8,500,000	8,415,000
senior note, 6.625%, 5/15/23	United States	17,000,000	16,872,500
[e] CVR Partners LP/CVR Nitrogen Finance Corp., secured note, second lien, 144A,
9.25%, 6/15/23	United States	22,000,000	21,862,500
[e] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	21,700,000	21,971,250
[e] First Quantum Minerals Ltd.,
senior note, 144A, 6.75%, 2/15/20	Canada	20,000,000	19,875,000
senior note, 144A, 7.00%, 2/15/21	Canada	20,000,000	19,825,000
[e] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%,
3/01/22	Australia	18,000,000	20,807,100
[e] Novelis Corp.,
senior bond, 144A, 5.875%, 9/30/26	United States	15,700,000	15,719,625
senior note, 144A, 6.25%, 8/15/24	United States	16,000,000	16,600,000

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FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[e] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	$13,000,000	$13,308,750
senior note, 144A, 5.875%, 8/15/23	United States	10,000,000	10,468,750
[e] Platform Specialty Products Corp.,
senior note, 144A, 10.375%, 5/01/21	United States	7,400,000	8,103,000
senior note, 144A, 6.50%, 2/01/22	United States	25,000,000	24,812,500
[e] Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	18,700,000	18,139,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA,
first lien, 5.75%, 10/15/20	United States	16,000,000	16,480,000
[e] first lien, 144A, 5.125%, 7/15/23	United States	7,200,000	7,281,000
senior note, 8.25%, 2/15/21	United States	6,935,868	7,164,814
[e,k] senior secured note, first lien, 144A, FRN, 4.38%, 7/15/21	United States	5,300,000	5,425,875
[e] Sealed Air Corp., senior bond, 144A, 5.50%, 9/15/25.	United States	18,000,000	18,630,000
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	15,000,000	15,900,000
[e,j] senior bond, 144A, 5.00%, 12/15/26	United States	10,000,000	10,075,000
senior note, 5.125%, 10/01/21	United States	8,500,000	8,903,750
Summit Materials LLC/Summit Materials Finance Corp., senior note, 8.50%,
4/15/22	United States	26,300,000	29,094,375
[e] Univar USA Inc., senior note, 144A, 6.75%, 7/15/23	United States	11,500,000	11,758,750
			472,689,396
Media 9.8%
[e] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26.	United States	23,550,000	23,343,937
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	22,800,000	22,942,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	5,000,000	5,200,000
senior bond, 5.125%, 2/15/23	United States	10,000,000	10,300,000
[e] senior bond, 144A, 5.375%, 5/01/25	United States	12,000,000	12,225,000
[e] senior bond, 144A, 5.75%, 2/15/26.	United States	13,200,000	13,596,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,500,000	3,447,500
senior note, 6.50%, 11/15/22	United States	6,500,000	6,589,375
senior sub. note, 7.625%, 3/15/20	United States	1,650,000	1,551,000
senior sub. note, 7.625%, 3/15/20	United States	14,000,000	13,860,000
CSC Holdings LLC,
[e] senior bond, 144A, 10.875%, 10/15/25	United States	8,600,000	10,019,000
[e] senior bond, 144A, 5.50%, 4/15/27.	United States	8,000,000	7,960,000
senior note, 6.75%, 11/15/21	United States	5,000,000	5,268,750
senior note, 5.25%, 6/01/24	United States	28,000,000	26,317,200
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	5,000,000	4,950,000
senior note, 5.875%, 7/15/22	United States	20,000,000	20,750,000
senior note, 5.875%, 11/15/24	United States	17,500,000	17,806,250
Gannett Co. Inc., senior bond, 6.375%, 10/15/23.	United States	10,000,000	10,556,300
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21.	United States	33,000,000	24,461,250
senior secured note, first lien, 9.00%, 9/15/22	United States	15,000,000	10,968,750

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Semiannual Report 19

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media (continued)
[e] Nextstar Escrow Corp., senior note, 144A, 5.625%, 8/01/24	United States	$11,600,000	$11,513,000
[e] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	19,000,000	17,100,000
[e] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	23,500,000	23,940,625
[e] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23.	United States	5,000,000	4,837,500
senior secured note, first lien, 144A, 5.125%, 2/15/25.	United States	16,000,000	15,220,000
[e] Virgin Media Secured Finance PLC,
senior secured bond, 144A, 5.25%, 1/15/26	United Kingdom	20,000,000	19,500,000
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	17,000,000	17,148,750
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	7,300,000	7,135,750
[e] WMG Acquisition Corp.,
secured note, first lien, 144A, 5.00%, 8/01/23	United States	8,500,000	8,521,250
secured note, 144A, 4.875%, 11/01/24	United States	13,300,000	13,233,500
			390,263,187
Pharmaceuticals, Biotechnology & Life Sciences 4.4%
[e] AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	29,000,000	27,695,000
[e] Concordia International Corp.,
senior note, 144A, 7.00%, 4/15/23	Canada	24,000,000	9,240,000
senior secured note, first lien, 144A, 9.00%, 4/01/22	Canada	11,000,000	10,161,250
[e] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25.	United States	28,400,000	24,388,500
senior note, 144A, 6.00%, 7/15/23	United States	16,200,000	14,499,000
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	24,000,000	22,680,000
[e] Horizon Pharma Inc./Horizon Pharma USA Inc., senior note, 144A, 8.75%,
11/01/24	United States	7,300,000	7,437,240
[e] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	36,000,000	30,600,000
[e] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	12,500,000	9,281,250
senior note, 144A, 7.50%, 7/15/21	United States	10,000,000	8,487,500
senior note, 144A, 5.625%, 12/01/21	United States	15,000,000	11,625,000
			176,094,740
Real Estate 0.9%
[e] Crescent Communities LLC/Crescent Ventures Inc., secured note, 144A, 8.875%,
10/15/21	United States	15,000,000	14,925,000
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	14,000,000	14,437,500
MPT Operating Partnership LP/MPT Finance Corp., senior bond, 5.25%, 8/01/26	United States	7,700,000	7,238,000
			36,600,500
Retailing 1.4%
Netflix Inc.,
senior bond, 5.875%, 2/15/25	United States	10,000,000	10,726,100
[e] senior bond, 144A, 4.375%, 11/15/26	United States	15,700,000	15,307,657
senior note, 5.50%, 2/15/22	United States	14,200,000	15,265,000
[e] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	12,700,000	13,033,375
			54,332,132
Semiconductors & Semiconductor Equipment 0.4%
Qorvo Inc., senior note, 6.75%, 12/01/23	United States	15,800,000	17,103,500

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FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Software & Services 3.4%
[e] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	$45,000,000	$40,725,000
[e] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	30,000,000	30,487,500
secured note, first lien, 144A, 5.00%, 1/15/24	United States	10,000,000	10,125,000
senior note, 144A, 7.00%, 12/01/23	United States	14,000,000	14,691,320
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	39,000,000	40,365,000
			136,393,820
Technology Hardware & Equipment 3.3%
[e] Blackboard Inc., second lien, 144A, 9.75%, 10/15/21.	United States	24,410,000	24,043,850
[e] CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24.	United States	7,000,000	7,191,450
senior note, 144A, 5.00%, 6/15/21	United States	15,000,000	15,243,750
[e] CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	10,200,000	10,671,750
[e] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	4,500,000	4,744,121
senior note, 144A, 7.125%, 6/15/24	United States	4,900,000	5,353,956
senior secured bond, first lien, 144A, 5.45%, 6/15/23	United States	7,000,000	7,304,059
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	5,400,000	5,664,335
[e] Plantronics Inc., senior note, 144A, 5.50%, 5/31/23	United States	11,000,000	11,055,000
[e] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	33,250,000	38,570,000
			129,842,271
Telecommunication Services 9.2%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	6,300,000	6,323,625
senior bond, 5.625%, 4/01/25	United States	17,800,000	16,643,000
senior note, 5.80%, 3/15/22	United States	27,000,000	26,763,750
[e] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	15,000,000	12,639,150
[e] Digicel Ltd.,
senior note, 144A, 6.00%, 4/15/21	Bermuda	22,000,000	19,096,990
senior note, 144A, 6.75%, 3/01/23	Bermuda	8,100,000	7,013,790
[e] Hughes Satellite Systems Corp., senior bond, 144A, 6.625%, 8/01/26	United States	27,350,000	26,392,750
Intelsat Jackson Holdings SA,
senior bond, 5.50%, 8/01/23	Luxembourg	15,000,000	9,900,000
senior note, 7.25%, 10/15/20	Luxembourg	10,000,000	7,337,500
senior note, 7.50%, 4/01/21	Luxembourg	12,000,000	8,752,440
[e] senior secured note, first lien, 144A, 8.00%, 2/15/24	Luxembourg	8,400,000	8,526,000
[e] Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	30,000,000	31,762,500
Sprint Communications Inc.,
senior note, 6.00%, 11/15/22	United States	12,500,000	12,093,750
[e] senior note, 144A, 9.00%, 11/15/18	United States	10,700,000	11,770,000
[e] senior note, 144A, 7.00%, 3/01/20	United States	9,800,000	10,565,576
Sprint Corp., senior note, 7.625%, 2/15/25	United States	20,000,000	20,375,000
[e] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, 144A, 3.36%, 9/20/21	United States	46,300,000	46,531,500
T-Mobile USA Inc.,
senior bond, 6.375%, 3/01/25	United States	22,400,000	23,996,000
senior note, 6.633%, 4/28/21	United States	9,000,000	9,416,250
senior note, 6.731%, 4/28/22	United States	9,000,000	9,426,150
senior note, 6.00%, 4/15/24	United States	8,500,000	8,946,250

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Semiannual Report 21

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Telecommunication Services (continued)
[e] Wind Acquisition Finance SA,
secured note, second lien, 144A, 7.375%, 4/23/21	Italy	$17,000,000	$17,450,840
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	15,000,000	15,075,000
			366,797,811
Transportation 1.0%
[e] Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	15,000,000	15,525,000
senior note, 144A, 9.75%, 5/01/20	United States	9,300,000	9,509,250
[e] Stena International SA, senior secured bond, first lien, 144A, 5.75%, 3/01/24.	Sweden	8,400,000	6,905,430
[e] XPO Logistics Inc., senior note, 144A, 6.125%, 9/01/23	United States	6,800,000	6,970,000
			38,909,680
Utilities 4.3%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	15,400,000	14,764,750
senior note, 5.375%, 1/15/23	United States	18,300,000	17,758,503
[e] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	5,000,000	5,256,250
Dynegy Inc.,
senior bond, 7.625%, 11/01/24	United States	3,000,000	2,775,000
[e] senior note, 144A, 8.00%, 1/15/25	United States	38,700,000	35,700,750
[e] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	43,000,000	37,195,000
NRG Yield Operating LLC,
senior bond, 5.375%, 8/15/24	United States	16,000,000	16,000,000
[e] senior bond, 144A, 5.00%, 9/15/26.	United States	19,000,000	18,050,000
Talen Energy Supply LLC, senior bond, 6.50%, 6/01/25	United States	29,650,000	23,571,750
			171,072,003
Total Corporate Bonds (Cost $3,944,329,247)			3,696,293,059

		Shares

Escrows and Litigation Trusts 0.1%
[a,c] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Litigation Trust	United States	25,000,000	—
[a,c] NewPage Corp., Litigation Trust	United States	30,000,000	—
[a] Penn Virginia Corp., Litigation Trust	United States	25,000,000	625,000
[a,c] Vistra Energy Corp., Litigation Trust	United States	50,000,000	580,000
[a] Vistra Energy Corp., Litigation Trust, TRA.	United States	856,299	1,584,154
Total Escrows and Litigation Trusts (Cost $4,425,428)			2,789,154
Total Investments before Short Term Investments
(Cost $4,143,425,065)			3,777,932,264

Short Term Investments (Cost $87,372,106) 2.2%
Money Market Funds 2.2%
[a,l] Institutional Fiduciary Trust Money Market Portfolio	United States	87,372,106	87,372,106
Total Investments (Cost $4,230,797,171) 96.9%			3,865,304,370
Other Assets, less Liabilities 3.1%			122,075,529
Net Assets 100.0%			$3,987,379,899

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FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

See Abbreviations on page 38.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 9 regarding holdings of 5% voting securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2016, the aggregate value of these securities was $24,799,568, representing 0.6% of net assets.
dSee Note 8 regarding restricted securities.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
November 30, 2016, the aggregate value of these securities was $2,005,147,631, representing 50.3% of net assets.
fIncome may be received in additional securities and/or cash.
gPerpetual security with no stated maturity date.
hSee Note 7 regarding defaulted securities.
iAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
jSecurity purchased on a when-issued basis. See Note 1(c).
kThe coupon rate shown represents the rate at period end.
lSee Note 3(f) regarding investments in affiliated management investment companies.

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FRANKLIN HIGH INCOME TRUST

Financial Statements

Statement of Assets and Liabilities

November 30, 2016 (unaudited)

Franklin High Income Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$4,116,501,616
Cost - Non-controlled affiliates (Note 3f and 9)	114,295,555
Total cost of investments	$4,230,797,171
Value - Unaffiliated issuers	$3,749,168,126
Value - Non-controlled affiliates (Note 3f and 9)	116,136,244
Total value of investments	3,865,304,370
Receivables:
Investment securities sold	89,552,236
Capital shares sold	3,782,195
Dividends and interest	61,175,470
Other assets	647
Total assets	4,019,814,918
Liabilities:
Payables:
Investment securities purchased	20,300,000
Capital shares redeemed	8,191,679
Management fees	1,496,990
Distribution fees	728,950
Transfer agent fees	1,596,955
Accrued expenses and other liabilities.	120,445
Total liabilities	32,435,019
Net assets, at value	$3,987,379,899
Net assets consist of:
Paid-in capital	$5,005,771,925
Distributions in excess of net investment income	(42,491,219)
Net unrealized appreciation (depreciation)	(365,492,801)
Accumulated net realized gain (loss)	(610,408,006)
Net assets, at value	$3,987,379,899

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FRANKLIN HIGH INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued) November 30, 2016 (unaudited)

Franklin High Income Fund

Class A:
Net assets, at value	$2,775,161,174
Shares outstanding.	1,519,257,784
Net asset value per share[a]	$1.83
Maximum offering price per share (net asset value per share ÷ 95.75%)	$1.91
Class C:
Net assets, at value	$569,061,709
Shares outstanding.	308,147,196
Net asset value and maximum offering price per share[a]	$1.85
Class R:
Net assets, at value	$202,480,370
Shares outstanding.	109,039,649
Net asset value and maximum offering price per share	$1.86
Class R6:
Net assets, at value	$28,503,381
Shares outstanding.	15,627,078
Net asset value and maximum offering price per share	$1.82
Advisor Class:
Net assets, at value	$412,173,265
Shares outstanding.	225,324,646
Net asset value and maximum offering price per share	$1.83

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN HIGH INCOME TRUST

FINANCIAL STATEMENTS

Statement of Operations
for the six months ended November 30, 2016 (unaudited)

Franklin High Income Fund

Investment income:
Dividends	$1,090
Interest	126,307,586
Total investment income	126,308,676
Expenses:
Management fees (Note 3a)	9,410,020
Distribution fees: (Note 3c)
Class A	2,127,767
Class C	1,872,263
Class R	551,438
Transfer agent fees: (Note 3e)
Class A	2,397,457
Class C	486,834
Class R	186,433
Class R6	904
Advisor Class	394,104
Custodian fees (Note 4)	16,341
Reports to shareholders	253,840
Registration and filing fees.	95,744
Professional fees	42,254
Trustees’ fees and expenses	57,173
Other	54,697
Total expenses	17,947,269
Expense reductions (Note 4)	(1,017)
Expenses waived/paid by affiliates (Note 3f)	(202,210)
Net expenses	17,744,042
Net investment income.	108,564,634
Realized and unrealized gains (losses):
Net realized gain (loss) from investments.	(159,031,196)
Net change in unrealized appreciation (depreciation) on investments	386,090,835
Net realized and unrealized gain (loss)	227,059,639
Net increase (decrease) in net assets resulting from operations	$335,624,273

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FRANKLIN HIGH INCOME TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin High Income Fund

	Six Months Ended
	November 30, 2016	Year Ended
	(unaudited)	May 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$108,564,634	$302,417,476
Net realized gain (loss)	(159,031,196)	(260,352,334)
Net change in unrealized appreciation (depreciation)	386,090,835	(582,466,954)
Net increase (decrease) in net assets resulting from operations.	335,624,273	(540,401,812)
Distributions to shareholders from:
Net investment income:
Class A	(84,671,912)	(196,387,440)
Class C	(15,496,207)	(37,669,773)
Class R	(6,098,252)	(15,883,866)
Class R6	(1,008,177)	(5,740,383)
Advisor Class	(14,693,596)	(71,494,798)
Total distributions to shareholders	(121,968,144)	(327,176,260)
Capital share transactions: (Note 2)
Class A	(115,759,764)	(371,973,419)
Class C	(23,985,075)	(115,394,251)
Class R	(36,712,095)	(52,516,497)
Class R6	(11,131,311)	(28,454,518)
Advisor Class	(139,325,970)	(708,012,083)
Total capital share transactions	(326,914,215)	(1,276,350,768)
Net increase (decrease) in net assets.	(113,258,086)	(2,143,928,840)
Net assets:
Beginning of period	4,100,637,985	6,244,566,825
End of period	$3,987,379,899	$4,100,637,985
Distributions in excess of net investment income included in net assets:
End of period	$(42,491,219)	$(29,087,709)

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FRANKLIN HIGH INCOME TRUST

Notes to Financial Statements (unaudited)

Franklin High Income Fund

1. Organization and Significant Accounting Policies

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices.

Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4.p.m Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4.p.m Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

d. Income and Deferred Taxes (continued)

to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

2. Shares of Beneficial Interest

At November 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2016		May 31, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold.	130,372,642	$234,794,316	232,082,060	$407,227,817
Shares issued in reinvestment of distributions	41,288,757	73,852,229	96,519,961	169,759,447
Shares redeemed	(234,827,569)	(424,406,309)	(545,004,523)	(948,960,683)
Net increase (decrease)	(63,166,170)	$(115,759,764)	(216,402,502)	$(371,973,419)
Class C Shares:
Shares sold.	22,704,654	$41,421,271	47,124,945	$83,649,903
Shares issued in reinvestment of distributions	7,700,366	13,925,060	18,780,833	33,427,912
Shares redeemed	(43,530,743)	(79,331,406)	(131,612,385)	(232,472,066)
Net increase (decrease)	(13,125,723)	$(23,985,075)	(65,706,607)	$(115,394,251)
Class R Shares:
Shares sold.	9,600,999	$17,572,371	21,581,566	$38,340,205
Shares issued in reinvestment of distributions	3,290,548	5,978,937	8,701,004	15,562,381
Shares redeemed	(32,902,999)	(60,263,403)	(59,943,422)	(106,419,083)
Net increase (decrease)	(20,011,452)	$(36,712,095)	(29,660,852)	$(52,516,497)
Class R6 Shares:
Shares sold.	3,621,952	$6,479,182	24,911,032	$45,401,397
Shares issued in reinvestment of distributions	505,980	901,960	2,820,782	4,933,796
Shares redeemed	(10,361,888)	(18,512,453)	(46,285,536)	(78,789,711)
Net increase (decrease)	(6,233,956)	$(11,131,311)	(18,553,722)	$(28,454,518)
Advisor Class Shares:
Shares sold.	80,346,130	$145,684,409	166,577,476	$293,777,629
Shares issued in reinvestment of distributions	7,283,149	13,014,363	37,828,081	67,014,914
Shares redeemed	(165,460,836)	(298,024,742)	(619,178,033)	(1,068,804,626)
Net increase (decrease)	(77,831,557)	$(139,325,970)	(414,772,476)	$(708,012,083)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

3. Transactions with Affiliates (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

For the period ended November 30, 2016, the annualized effective investment management fee rate was 0.455% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2016, the Fund paid transfer agent fees of $3,465,732 of which $1,236,515 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to June 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended November 30, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	142,510,253	720,303,959	(775,442,106)	87,372,106	$87,372,106	$-	$-	0.6%

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until September 30, 2017. There were no Class R6 transfer agent fees waived during the period ended November 30, 2016.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2016, the custodian fees were reduced as noted in the Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At May 31, 2016, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2017	$15,010,359
2018	146,834,317
Capital loss carryforwards not subject to expiration:
Short term	7,119,352
Long term	282,477,044
Total capital loss carryforwards	$451,441,072

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$4,241,443,975

Unrealized appreciation	$93,323,453
Unrealized depreciation	(469,463,058)
Net unrealized appreciation (depreciation)	$(376,139,605)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2016, aggregated $725,718,251 and $1,088,116,463, respectively.

7. Credit Risk and Defaulted Securities

At November 30, 2016, the Fund had 94.4% of its portfolio invested in high yield, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2016,the aggregate value of these securities was $87,858,892, representing 2.2% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

8. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

At November 30, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value

1,889,580	[a] Halcon Resources Corp. (Value is 0.4% of Net Assets)	6/29/12 - 11/24/15	$48,519,782	$15,755,713

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $363,152 as of November 30, 2016.

9. Holdings of 5% Voting Securities of Portfolio Companies

The Investment Company Act of 1940/1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended November 30, 2016, the Fund held investments in “affiliated companies” as follows:

	Number of			Number of
	Shares/			Shares/
	Principal			Principal
	Amount Held			Amount	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)

Non-Controlled Affiliates
Goodrich Petroleum Corp	—	1,069,250	—	1,069,250	$9,455,356	$—	$—
Goodrich Petroleum Corp., senior
secured note, second lien, PIK, cvt.,
13.50%, 8/30/19	—	8,250,000	—	8,250,000	8,104,126	—	—
Goodrich Petroleum Corp., wts.,
10/12/26	—	515,625	—	515,625	4,554,505	—	—
Titan Energy LLC	—	289,137	—	289,137	6,650,151	—	—
Total Non-Controlled Affiliates (Value is 0.7% of Net Assets)					$28,764,138	$—	$—

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2016, the Fund did not use the Global Credit Facility.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Energy.	$18,936,640	$7,422,832	$29,765,574	[b]	$56,125,046
Transportation	—	—	2,104,676		2,104,676
All Other Equity Investments[c]	12,516,203	—[b]	—		12,516,203
Convertible Bonds	—	—	8,104,126		8,104,126
Corporate Bonds	—	3,696,289,154	3,905		3,696,293,059
Escrows and Litigation Trusts	—	1,584,154	1,205,000	[b]	2,789,154
Short Term Investments	87,372,106	—	—		87,372,106
Total Investments in Securities	$118,824,949	$3,705,296,140	$41,183,281		$3,865,304,370

aIncludes common and convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at November 30, 2016.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. At November 30, 2016, the reconciliation of assets is as follows:

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

												Net Change in
												Unrealized
												Appreciation
								Net	Net			(Depreciation)
	Balance at				Transfers	Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of				Into	Out of	Cost Basis	Gain	Appreciation	at End		Held at
	Period		Purchases	Sales	Level 3[a]	Level 3[b]	Adjustments	(Loss)	(Depreciation)	of Period		Period End
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Services	$93,331		$–	$ – $	–	$(123,483)	$–	$ –	$30,152	$ –		$–
Energy	–		–	–	35,070,570	–	–	–	(5,304,996)	29,765,574	[d]	(5,304,996)
Transportation	3,796,744		–	–	–	–	–	–	(1,692,068)	2,104,676		(1,692,068)
Convertible Bonds	–		–	–	8,250,000	–	–	–	(145,874)	8,104,126		(145,874)
Corporate Bonds	4,915,405	[d]	–	(219,143)	–	(7,545,341)	–	(78,520,749)	81,373,733	3,905		(36,500)
Escrows and Litigation
Trusts	–[d]		–	–	1,442,951	–	–	–	(237,951)	1,205,000	[d]	(237,951)
Total Investments in Securities	$8,805,480		$–	$(219,143) $44,763,521		$(7,668,824)	$–	$(78,520,749)	$74,022,996	$41,183,281		$7,417,389

aThe investments were transferred into Level 3 as a result of the unavailability of other significant observable valuation inputs. May include amounts related to a corporate action.
bThe investments were transferred out of Level 3 as a result of the availability of other significant observable valuation inputs. May include amounts related to a corporate action.
cIncludes common and convertible preferred stocks as well as other equity investments.
dIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of November 30, 2016, are as follows:

	Fair Value at				Impact to Fair Value if
Description	End of Period	Valuation Technique	Unobservable Input	Amount	Input Increases[a]
Assets:
Investments in Securities:
Equity Investments:
Energy	$15,755,713	Market Comparables	Discount for lack of marketability	12.3%	Decrease[b]

All Other	25,427,568
Investments[c]

Total	$41,183,281

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value but not net assets.
cIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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FRANKLIN HIGH INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting
Policies and Procedures (Policies) that the Trust uses to
determine how to vote proxies relating to portfolio securities.
Shareholders may view the Trust’s complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request
to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street,
Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of
the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by
visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding the
operations of the Public Reference Room may be obtained by
calling (800) SEC-0330.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should
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© 2016-2017 Franklin Templeton Investments. All rights reserved.	105 S 01/17

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.        N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)     Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By _/s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2017

By _/s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  January 26, 2017